Schedule of Outstanding Debt Obligations (Details) - USD ($)			9 Months Ended	12 Months Ended
		Sep. 27, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Unpaid Balance		$ 200,000	$ 4,800,000	$ 2,500,000	$ 5,265,000
Fair Value Measurements					152,000
Discount			(128,000)	(21,000)	(138,000)
Accrued Interest		$ 11,000	813,000	388,000	146,000
Net Carrying Value			5,485,000	2,867,000	5,425,000
Less: current portion of long-term debt			(3,112,000)	(807,000)	(5,425,000)
Long-term debt, net of current portion			2,373,000	2,060,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance			1,800,000		765,000
Fair Value Measurements
Discount			(128,000)
Accrued Interest			101,000		39,000
Net Carrying Value			1,773,000		804,000
Term Notes Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance			2,200,000	2,500,000	2,500,000
Fair Value Measurements
Discount				(21,000)	(138,000)
Accrued Interest			673,000	388,000	107,000
Net Carrying Value			2,873,000	$ 2,867,000	2,469,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Unpaid Balance			600,000
Fair Value Measurements
Discount
Accrued Interest			22,000
Net Carrying Value			622,000
Bridge Loan Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance			200,000
Fair Value Measurements
Discount
Accrued Interest			17,000
Net Carrying Value			$ 217,000
Contingently Convertible Notes Payable including Accrued Interest at Fair Value [Member]
Short-Term Debt [Line Items]
Unpaid Balance					1,000,000
Fair Value Measurements					152,000
Discount
Accrued Interest	[1]
Net Carrying Value					1,152,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance					1,000,000
Fair Value Measurements
Discount
Accrued Interest
Net Carrying Value					$ 1,000,000

[1]	Accrued interest is included in fair value measurements for contingently convertible notes payable, at fair value, for the periods presented. See further disclosures under the fair value option of accounting in Note 2, Note 4, and applicable sections below.